June 30, 2002



Volumetric Fund, Inc.
A No-Load Mutual Fund


-------------------------------        2
Second Quarter
Report 2002











                         Volumetric Fund, Inc.

                               <LOGO>

















To our shareholders:

    The performance of stocks in the second quarter and first half of 2002 was devastating for most investors. The market losses, for both the second quarter and first half were the steepest since 1970, as measured by the S&P 500 Index.

    Thanks to the introduction of our ?Range and Volume? protection system on September 1, 2000, Volumetric again held up remarkably well and has continued to beat all the major market indexes for the third year in a row. Volumetric Fund?s NAV closed at $15.92 on June 30th. This was down 2.6% from our 2002 beginning NAV of $16.34 and down 7.3% from $17.17 on March 31. Overall, Volumetric outperformed the S&P 500 index by 11.1% in the first half of this year. In the past two years, 2000 and 2001, we outpaced that index by 8.6% and 8.5%, respectively.

                      Second       First        1 yr
                     Quarter       Half	       Change
     Volumetric Fund -   7.3%    -  2.6%       -  4.5%
     Dow-Jones       -  11.2     -  7.8        - 12.0
     NYSE Index      -  11.2     -  9.6        - 14.3
     S&P 500         -  13.8      -13.7        - 19.2
     NASDAQ          -  20.7      -25.0        - 32.3

    The Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, stood at $129,694, as of June 30th.

VOLUMETRIC IS AMONG TOP FUNDS

    Due to our strong relative performance in the past three years, Volumetric received several distinguished awards. A few are listed below.

    1) Lipper honored Volumetric with two awards as a Lipper Leader Fund. The first award was for capital preservation and the second for consistent return. The awards are based on mutual funds? three-year performance. Less than 3% of mutual funds qualified for both awards.

    2) Bloomberg.com placed Volumetric in the top 5% among growth funds based on our year-to-date performance, as of June 30, 2002.


    3) The August 2002 issue of Mutual Funds magazine gave Volumetric an overall risk/return rating of ?A?. The article places our Fund among the top 10% based on a 3-year return. On a 1-year return basis, the magazine ranked Volumetric 19th among the 1001 evaluated funds in the large-cap category.

    4) Morningstar rates Volumetric 5 stars, the highest, based on our 3-year return and 4 stars based on our overall and 5-year return.

PORTFOLIO REVIEW

    Following our ?Range and Volume? system?s portfolio insurance guide lines, we have increased our cash to 26.1%, up from 8.4% since March 31. We sold 34 stocks and purchased 22 new ones during the second quarter ending up with 52 stocks in our portfolio.

    The following table shows our 5 best performing stocks, as of June 30, 2002.

                                            Purchase
                                % Gain        Date
    1. North Fork Bancorp        109.3%     10/06/00
    2. CNF Inc.                   50.7      12/03/01
    3. Iomega Group               49.7      12/24/01
    4. La-Z-Boy                   48.2      01/17/21
    5. Brunswick                  47.2      11/28/01

   Purchases:   Avon Products, Barrick Gold, BellSouth, Estee Lauder, EMC
Corp., Fisher Scientific, General Electric, Great Lakes Chem.,
GlaxoSmithKline, Granite Construction, Ingram Micro, Illinois Tool Works, JC Penney, Lexmark, Microsoft, Micron Technology, Mylan Labs, Schwab, Scripps (EW), Temple-Inland, Universal Health and US Steel.

   Sales: Alcan Aluminum, Atmel, Bausch & Lomb, Boise Cascade, Briggs & Stratton, Caterpillar, Chiron, Citizen?s Communications, Claire?s Stores, Clorox, Cooper Tire & Rubber, Corning, Diebold, DuPont, ExxonMobil, Franklin Resources, General Motors, Global Santa Fe, Newell Rubbermaid, Nike, Owens Minor, Park Place, Pharmacia, Phelps Dodge, Rohm & Haas, Sensient Technology, St. Paul Insurance, Stride Rite, Sunguard Systems, Texas Instruments, Trinity Industries, VISX, Walt Disney and Westwood One.


ANNUAL MEETING

	Volumetric Fund?s 2002 annual meeting was held on June 18, 2002. All 9 nominated directors were elected for their respective terms and the accounting firm of BKD, LLP, was approved as the independent auditor of the Fund. We are pleased to welcome our newest director, Louis Bollag.

UPDATE AND OUTLOOK

     As of July 10, the market continued its descent. It sunk 7.1% from June 30, as measured by the S&P 500 index. As usual, Volumetric declined less, only 4.5% during the same period.

    In the past three years, we proved with our highly disciplined ?Range and Volume? system, that the S&P 500 and other indexes can be beaten substantially by Volumetric. Although, we can not guarantee that this will always continue, we are quite confident it will, most of the time. Our objective for 2002 is to outperform the market by at least 9%, as measured by S&P 500 Index. Year to date, we are 12.9% ahead of that index.

July 11, 2002
              Sincerely,


/s/Gabriel Gibs                  /s/ Irene Zawitkowski

Gabriel Gibs			 Irene Zawitkowski
President			 Executive Vice President


                    FINANCIAL HIGHLIGHTS
      (For a share outstanding throughout the period.)
               (Six months ended June 30, 2002)
                       (Unaudited)
Per share data
---------------
Net asset value, December 31, 2001                           $ 16.79
Income from investment operations:
  Net investment income (loss)                                 (0.05)
  Net loss on investments                                      (0.37)
                                                              -------
 Total from investment operations                              (0.42)
                                                              -------
Less dividend distributions:                                   (0.45)
                                                              -------
  Net asset value, end of year                               $ 15.92
                                                             --------
Total return                                                   (2.57%)
                                                             =========
Ratios and supplemental data:
-----------------------------
Net assets, end of period (in thousands)                    $ 16,329
Ratio of expenses to average net assets                        1.95 %*
Ratio of net inv. income to average net assets                (0.29)%*
Portfolio turnover rate                                         127 %
   *Annualized



                            VOLUMETRIC FUND, INC.
                           STATEMENT OF OPERATIONS
                      For Six Months Ended, June 30, 2002
                                 (Unaudited)

INVESTMENT INCOME
  Dividends                                              $   90,271
  Interest                                                   24,005
                                                          ---------
         TOTAL INVESTMENT INCOME                            114,276
                                                          ---------
EXPENSES
    Management Fee                                          164,927
                                                          ---------
NET INVESTMENT LOSS                                         (50,651)
                                                          ----------
REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
     Net realized gain on investments                       404,951
     Beginning of year                 $ 1,686,375
     End of period                         899,596
                                        ----------
     Decrease in unrealized appreciation                   (786,779)
                                                          ----------
NET LOSS ON INVESTMENTS                                    (381,828)
                                                          ----------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                             $ (432,479)
                                                        ============


                          VOLUMETRIC FUND, INC.
                    STATEMENT OF CHANGES IN NET ASSETS
                    For Six Months Ended, June 30, 2002
                               (Unaudited)

CHANGES RESULTING FROM OPERATIONS
   Net investment loss                                  $ (50,651)
   Net realized gain on investments                       404,951
   Decrease in unrealized appreciation                   (786,779)
                                                        ----------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                             (432,479)
                                                        ----------
DISTRIBUTIONS TO SHAREHOLDERS
   From 2001 realized capital gains                      (450,385)
                                                        ----------
CAPITAL SHARE TRANSACTIONS
   Shares purchased                                       386,114
   Shares reinvested                                      446,436
   Shares redeemed                                       (428,893)
                                                        ----------
NET INCREASE FROM CAPITAL SHARE
TRANSACTIONS                                              403,657
                                                        ----------
NET DECREASE IN NET ASSETS                               (479,207)
NET ASSETS
Beginning of year                                      16,808,227
                                                       -----------
End of period                                         $16,329,020
                                                      ============




                    VOLUMETRIC FUND, INC.
            STATEMENT OF ASSETS AND LIABILITIES
                       June 30, 2002
                       (Unaudited)

COMMON STOCKS: 73.8%
                                      MARKET
SHARES        COMPANY                  VALUE
 Aerospace/Defense: 1.5%
 1,900 Northrop Grumman            $     237,500
                                       ---------
 Auto/Auto Parts: 1.7%
 5,000 TRW, Inc.                         284,900
                                       ---------
 Banking: 8.1%
 7,000 Golden State Bancorp              253,750
 7,000 National City Corp.               232,750
10,000 North Fork Bancorp                398,100
 7,500 Synovus Financial                 206,400
10,000 US Bancorp                        233,500
                                       ---------
                                       1,324,500
                                       ---------
 Business Services: 1.4%
10,000 Belo Corp.                        226,100
                                       ---------
 Chemicals: 1.3%
 7,700 Great Lakes Chemical              203,973
                                       ---------
 Communications: 2.5%
 6,500 BellSouth                         204,750
 8,200 Cox Radio*                        197,620
                                       ---------
                                         402,370
                                       ---------
 Computers, Hardware: 5.4%
12,650 Hewlett-Packard                   193,292
12,000 Ingram Micro*                     165,000
20,000 Iomega Corp.*                     257,000
 3,300 Lexmark International*            179,520
20,000 3Com Corp. *                       88,000
                                       ---------
                                         882,812
                                       ---------
 Computers, Software: 1.3%
 4,000 Microsoft                         218,800
                                       ---------
 Consumer Products: 2.3%
 3,600 Avon Products                     188,064
 5,400 Estee Lauder                      190,080
                                       ---------
                                         378,144
                                       ---------
 Drugs: 2.4%
 4,600 GlaxoSmithKline                   198,444
 6,000 Mylan Laboratories                188,100
                                       ---------
                                         386,544
 Electrical/Electronics: 2.9%
16,000 EMC*                              120,800
 9,000 Micron Technology                 181,980
 6,000 National Semiconduc               175,020
                                       ---------
                                         477,800
                                       ---------
 Engineering/Construction: 1.3%
 8,400 Granite Construction              212,520
                                       ---------
 Financial Services: 2.5%
 9,700 First American Corporation        223,100
16,000 Schwab (Charles)                  179,200
                                       ---------
                                         402,300
                                       ---------
 Foods: 1.4%
10,000 Sensient Technology               227,600
                                       ---------
 Forest Products: 1.3%
 3,500 Temple-Inland                     202,510
                                       ---------
 Gold: 1.2%
10,000 Barrick Gold Corp.                189,900
                                       ---------
 Home Furnishings: 1.7%
11,300 La-Z-Boy                          284,986
                                       ---------
 Indexes: 6.4%
11,700 S&P 400 Midcap Index Trust      1,047,735
                                       ---------

                                        MARKET
SHARES         COMPANY                   VALUE
 Leisure/Entertainment: 1.7%
10,000 Brunswick Corp.             $     280,000
                                       ---------
 Machinery: 2.8%
 5,400 Black & Decker                    260,280
 3,000 Illinois Tool Works               204,900
                                       ---------
                                         465,180
                                       ---------
 Medical/Healthcare: 3.0%
17,000 Humana*                           265,710
 4,500 Universal Health Services*        220,500
                                       ---------
                                         486,210
                                       ---------
Misc./Diversified: 1.1%
 6,100 General Electric                  177,205
                                       ---------
 Oil/Oil Services: 1.5%
 6,500 Noble Drilling                    250,900
                                       ---------
 Precision Instruments: 1.2%
 7,000 Fisher Scientific                 196,000
                                       ---------
 Publishing: 1.2%
 2,500 Scripps (E.W.)                    192,500
                                       ---------
Railroads: 1.2%
 6,700 Burlington Northern               201,000
                                       ---------
 Real Estate: 2.7%
20,000 Host Marriott                     226,000
 6,300 Mack-Cali Realty                  221,445
                                       ---------
                                         447,445
                                       ---------
 Restaurants: 1.2%
 7,100 McDonalds                         201,995
                                       ---------
 Retail: 2.3%
 8,000 Penney (J.C.)                     176,160
 3,600 Wal-Mart                          198,036
                                       ---------
                                         374,196
                                       ---------
 Steel: 1.2%
10,000 US Steel                          198,900
                                       ---------
 Toys: 1.4%
10,500 Mattel                            221,340
                                       ---------
 Trucking: 4.7%
 7,900 CNF Inc.                          300,042
10,000 Ryder System                      270,900
 3,200 United Parcel Service             197,600
                                       ---------
                                         768,542
                                       ---------
TOTAL COMMON STOCKS
(COST $11,152,811)                    12,052,407
                                      ----------
CASH EQUIVALENTS & RECEIVABLES
   LESS LIABILITIES: 26.2%
   Cash                                  123,460
   JP Morgan Prime Money Mark          4,474,556
   Receivable from brokers, others         2,389
   Dividends and interest receivable      20,387
                                       ---------
TOTAL CASH EQUIVALENTS/ RECEIVABLES    4,620,792
                                      ----------
TOTAL ASSETS                          16,673,199
                                      ----------
LIABILITIES: Payable to brokers         (344,179)

NET ASSETS                            16,329,020
                                      ==========
VOLUMETRIC SHARES OUTSTANDING          1,025,434
                                      ----------

NET ASSET VALUE PER SHARE                $ 15.92
                                      ==========
*Security is non-income producing.




Volumetric Fund, Inc.

87 Violet Drive
Pearl River
New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com



Investment Advisor                 Board of Directors
and
Transfer Agent                     William P. Behrens
                                   Jeffrey J. Castaldo
Volumetric Advisers, Inc.          Louis Bollag
Pearl River, New York              George Curtis
                                   Gabriel J. Gibs, Chairman
Custodian                          Stephen J. Samitt
                                   David Seidenberg
J.P. Morgan Chase                  Raymond W. Sheriden
New York, New York                 Irene J. Zawitkowski

                                   Officers

                                   Gabriel J. Gibs
                                     President, Portfolio Manager
                                   Irene J. Zawitkowski
                                     Executive Vice President
                                   Raymond W. Sheriden
                                     Vice President, Treasurer